Stockholders' Equity (Deficit) (Summary of Outstandng Stock Options) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Options Outstanding
Balance		1,018,590
Weighted average remaining contractual life		7 years 9 months 22 days
Weighted Average Exercise Price		$ 5.04
Options Exercisable
Balance	649,421	473,696
Weighted average remaining contractual life	6 years 2 months 12 days	5 years 11 months 26 days
Weighted average exercise price	$ 3.89	$ 2.67
Options Vested or Expected to Vest
Balance		473,696
Weighted average remaining contractual life		5 years 11 months 26 days
Weighted average exercise price		$ 2.67